CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 163,767	$ 143,273	$ 115,907
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax (recovery) expense of $(147) for the year ended January 31, 2026 (January 31, 2025 - $(391); January 31, 2024 - $1,094)	42,510	(21,911)	1,870
Total other comprehensive income (loss)	42,510	(21,911)	1,870
COMPREHENSIVE INCOME	$ 206,277	$ 121,362	$ 117,777